Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	$ (20,585)	$ (12,415)	$ 5,957
Cost of Revenue [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(2,126)	(8,731)	4,786
Research and Development [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(1,078)	(2,195)	1,187
Selling, General and Administrative [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(996)	(2,375)	1,301
Interest and Other Expense, Net [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(16,312)	(2,132)	1,808
Income Taxes [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	$ (73)	$ 3,018	$ (3,125)